Private Placement Warrants (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price | $	$ 7,520,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares	5,013,333
Price of warrants | $ / shares	$ 1.50
Aggregate purchase price | $	$ 7,520,000
Private Placement Warrants | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares	$ 11.50
Number of shares per warrant | shares	1